Variable Interest Entities (Schedule Of Maximum Exposure To Loss In VIEs) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entities [Abstract]
Carrying value of investments (Note 11)	$ 114,711	$ 115,554
Carrying value of the ALS Notes Receivable	85,747	79,254
Debt guarantee	248,105	267,260
Maximum exposure to loss	$ 448,563	$ 462,068